Inventories (Tables)	8 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories consist of the following:

	April 30, 2011	April 30, 2012	December 31, 2012
	HK$	HK$	HK$
Raw materials	45,419	35,519	30,971
Work in progress	43,127	60,241	38,904
Finished goods	29,187	32,627	27,592
	117,733	128,387	97,467